Related parties - Collaterals provided by the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 12,190	₩ 53,920
BNP Paribas Cardif Life Insurance | Government bonds
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	12,000	12,000
Hyungje art printing | Property, plant and equipment [member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	0	120
Goduck Gangil1 PFV Co., Ltd | Guarantee insurance policy
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	0	28,800
Goduck Gangil10 PFV Co., Ltd | Guarantee insurance policy
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	0	13,000
iPIXEL Co.,Ltd. | Electronic Credit Guarantee [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 190	₩ 0